Schedule of Breakdown of Reconciling Items (Parenthetical) (Detail) (Minimum [Member])	12 Months Ended
Dec. 31, 2013
Minimum [Member]
Segment Reporting Information [Line Items]
Equity investment percentage treated as an available-for-sale investment prior to fiscal 2003	20.00%